Payroll and Related Benefits - Summary of Number of Full Time Equivalents (Detail) - Employees	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	136,805	143,885	154,540
AB InBev SA/NV (paret company) [member]
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	218	229	236
Other subsidiaries [member]
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	136,587	143,656	154,304